Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Private Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 77,412
Ending balance	73,865	€ 77,412
Debt securities [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	51,607	70,974
Financial assets derecognized during the period other than write-offs	(8,057)	(12,043)
New financial assets originated or purchased	3,731	6,501
Unrealized gains/losses through equity	1,495	(16,842)
Amortizations through income statement	148	327
Movements related to fair value hedges		(12)
Net exchange differences	(1,666)	4,580
Other movements	(9)	7
Transfer to/from other headings	(6)
Transfers to disposal groups		(1,884)
Ending balance	47,242	51,607
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	413	259
Financial assets derecognized during the period other than write-offs	(83)	(47)
New financial assets originated or purchased	37	45
Unrealized gains/losses through equity	16	(94)
Amortizations through income statement		2
Net exchange differences	(13)	15
Other movements		50
Ending balance	357	413
Debt securities [member] | Gross carrying amount [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	125	150
Financial assets derecognized during the period other than write-offs	(27)	(30)
Unrealized gains/losses through equity	(10)	(26)
Amortizations through income statement	17	20
Net exchange differences	(4)	10
Ending balance	100	125
Debt securities [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	50,666	70,132
Financial assets derecognized during the period other than write-offs	(7,836)	(11,855)
New financial assets originated or purchased	3,672	6,411
Unrealized gains/losses through equity	1,488	(16,599)
Amortizations through income statement	113	267
Movements related to fair value hedges		(12)
Net exchange differences	(1,637)	4,525
Other movements	(9)	(52)
Transfer to/from other headings	(6)
Transfers to disposal groups		(1,884)
Ending balance	46,461	50,666
Debt securities [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	403	433
Financial assets derecognized during the period other than write-offs	(111)	(112)
New financial assets originated or purchased	22	45
Unrealized gains/losses through equity	1	(123)
Amortizations through income statement	19	38
Net exchange differences	(12)	29
Other movements		10
Ending balance	325	403
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	80	228
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(80)	(228)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(45)	(77)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	45	77
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(23)	(15)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	23	15
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	6	2
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 2 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(6)	(2)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(76)	(33)
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	76	33
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	59	6
Debt securities [member] | Gross carrying amount [member] | Transfer from Stage 3 to Stage 1 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(59)	(6)
Debt securities [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(276)
Ending balance	(237)	(276)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(32)
Ending balance	(25)	(32)
Debt securities [member] | Expected credit loss [member] | Purchased credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1)
Ending balance	(2)	(1)
Debt securities [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(156)
Ending balance	(147)	(156)
Debt securities [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(86)
Ending balance	€ (64)	€ (86)